UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2012

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

THIRD AVENUE VARIABLE SERIES TRUST

THIRD AVENUE VALUE PORTFOLIO

ANNUAL REPORT

DECEMBER 31, 2012

THIRD AVENUE VARIABLE SERIES TRUST

Proxy Voting Policies and Procedures

Third Avenue Value Portfolio (the “Portfolio”) has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021 and (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Schedule of Portfolio Holdings — Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio Management Discussion
December 31, 2012
(Unaudited)

At December 31, 2012, the audited net asset value attributable to each of the 9,837,878 common shares outstanding of the Third Avenue Value Portfolio (the “Portfolio”) was $14.41 per share. This compares with the audited net asset value at December 31, 2011 of $11.30 per share, adjusted for a subsequent distribution to shareholders.

		Average Annual Returns for the periods ended December 31, 2012

	One Year ended 12/31/12	Three Year	Five Year	Ten Year	Since Inception (9/21/99)

Third Avenue Value Portfolio	27.33%	4.55%	(1.31%)	7.29%	8.96%
Morgan Stanley Capital International World Index	16.54%	7.53%	(0.60%)	8.08%	2.96%
S&P 500 Index	16.00%	10.87%	1.66%	7.10%	2.55%

The Portfolio’s basket of Hong Kong real estate and investment companies were the primary drivers of positive performance during the year. All three of the top performance contributors were Hong Kong companies and, collectively, they gained 46.3% for the year, contributing 16.29% to the Portfolio’s return. Over the course of the year, the Portfolio reduced its exposure to Hong Kong, as part of a plan to diversify the portfolio. Hong Kong exposure was reduced opportunistically, and by the fiscal year end, the Portfolio no longer had greater than 8% exposure to any single name.

The largest performance contributor was Wheelock & Co., Ltd. which was up 108.6% over the year. In June 2012, Wheelock announced that its subsidiary, The Wharf Ltd., made a HK$ 5.1 billion capital infusion into Greentown China. Founded in 1995, Greentown is a leading China homebuilder with a strong brand name and a 41 million square foot land bank. The capital infusion consisted of common stock at a 3% discount to the market price at the time of the announcement and a 9% perpetual security convertible at a 38% premium. Through the transaction, Wharf and Greentown will become strategic partners in China, and Wharf will be represented on Greentown’s board. The opportunity was created by the softening residential property market over the last year and Greentown’s over leveraged balance sheet.

Henderson Land Development Co., Ltd., up 45.4% for the year, was the second strongest performance contributor. For the first six months of 2012, Henderson reported a drop in property sales revenues, but strong increases in rental income. The decline in property sales did lead to a modest drop in year over year profits of 5%, but this was caused by the timing and booking of sales and not anything fundamental in Hong Kong’s property markets. Henderson also owns a controlling stake in Hong Kong & China Gas, a stable source of earnings even in turbulent real estate markets.

Cheung Kong Holdings, Ltd., up 33.5%, was the third strongest performance contributor. Cheung Kong is a financially strong, diverse investment holding company with HK$24 billion in cash on hand. It has private equity investments in property development, hotels, ports, infrastructure, telecom and retail. In part through its majority ownership of Hutchison Whampoa, the company has global reach.

Devon Energy Corp., a relatively new investment, was the most significant performance detractor. Its share prices slid 19.7% since purchased in January 2012 as the company has continued to struggle with historically low natural gas prices. Devon, we think, is being misunderstood because it is perceived as purely a natural gas company. In reality, management has done a terrific job balancing its portfolio and now derives 40% of sales from oil and natural gas liquids and 60% from natural gas. Devon management consistently refers to its goal of “maximizing cash flow per share, adjusted for debt.” We are impressed with their efforts in that direction. There is no “drill baby, drill” attitude at Devon, though it is pervasive in the industry. We viewed this quarter’s price declines as a buying opportunity and will add more to this position at lower prices.

1

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio Management Discussion (continued)
(Unaudited)

The next most significant detractor from performance over the year was our investment in Tellabs, Inc., a strongly financed telecom services company which has struggled in a difficult market for corporate IT and network spending. Tellabs shares fell 20.2% for the year. Third Avenue Management filed a Schedule 13D with the U.S. Securities and Exchange Commission, announcing our 9.6% ownership of the company and our willingness to talk to management about its future direction. Detractors were otherwise small and few. The vast majority of the portfolio holdings logged gains for the quarter and the year.

Positions eliminated from the portfolio included the opportunistic selling of Hong Kong related companies Wharf Holdings, Ltd., Hutchison Whampoa, Ltd. and Hang Lung Properties, Ltd. Cenovus Energy, Inc. was sold as the Portfolio now has natural gas, oil and energy exposure through Devon Energy, and Capital Southwest was sold. The Portfolio added Devon to the portfolio and also added to its financials exposure through investments in Comerica, Inc., White Mountains Insurance Group, Ltd., Daiwa Securities Group, Inc. and Alleghany Corp. New technology sector investments include Symantec Corp., Nintendo Co. Ltd. and NVIDIA Corp.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE PORTFOLIO’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THIRD AVENUE MANAGEMENT LLC AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE PORTFOLIO’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF DECEMBER 31, 2012, AND ARE SUBJECT TO CHANGE.

The Portfolio’s performance may be influenced by a foreign country’s political, social and economic situation. Other risks include currency fluctuations, less liquidity, lack of efficient trading markets, and different auditing and legal standards. These risks may result in more volatility for the Portfolio. These and other risks are described more fully in the Portfolio’s prospectus.

Third Avenue Value Portfolio is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Performance information does not reflect the fees and expenses imposed by insurance companies at the separate account level, and such charges will have the effect of reducing performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost.

The Morgan Stanley Capital International World Index (MSCI World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 of the world’s most developed markets. The S&P 500 Index is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The MSCI World Index and the S&P 500 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

2

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE PORTFOLIO (TAVP),
THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCI WORLD INDEX)
AND THE STANDARD & POOR’S 500 INDEX (S&P 500 INDEX) FOR THE TEN YEARS ENDED DECEMBER 31, 2012

Average Annual Total Return

1 Year	3 Year	5 Year	10 Year
27.33%	4.55%	(1.31%)	7.29%

* Includes reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, performance information does not reflect the fees and expenses imposed by insurance companies at the separate account level, and such charges will have the effect of reducing performance.

3

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Industry Diversification
(Unaudited)

The summary of the Portfolio’s investments as of December 31, 2012 is as follows:

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at December 31, 2012

Principal Amount ($)	Security*	Value (Note 1)

Corporate Bonds - 0.20%
	Consumer Products - 0.20%
1,231,107	Home Products International, Inc.,
	2nd Lien, Convertible, PIK,
	6.000%, due 3/20/17 (a) (c)	$285,124

	Total Corporate Bonds
	(Cost $1,231,107)	285,124

Shares

Common Stocks - 85.97%
	Asset Management - 8.79%
296,000	Bank of New York Mellon Corp. (The)	7,607,200
132,487	Brookfield Asset Management, Inc.,
	Class A (Canada)	4,855,649

		12,462,849

	Automotive - 4.70%
208,900	Toyota Industries Corp. (Japan)	6,669,339

	Consumer Products - 0.00%#
33,915	Home Products International,
	Inc. (a) (b) (c)	1,696

	Depository Institutions - 6.78%
569,000	Chong Hing Bank, Ltd. (Hong Kong)	1,205,175
89,197	Comerica, Inc.	2,706,237
677,900	KeyCorp	5,707,918

		9,619,330

	Diversified Holding
	Companies - 18.73%
410,000	Cheung Kong Holdings, Ltd.
	(Hong Kong)	6,379,357
282,404	Investor AB, Class A (Sweden)	7,235,118
9,006,000	Lai Sun Garment International, Ltd.
	(Hong Kong) (b)	1,550,986
164,995	RHJ International (Belgium) (b)	868,968
2,064,500	Wheelock & Co., Ltd. (Hong Kong)	10,531,204

		26,565,633

	Insurance & Reinsurance - 1.86%
4,090	Alleghany Corp. (b)	1,371,868
2,462	White Mountains Insurance Group, Ltd.[1]	1,267,930

		2,639,798

	Manufactured Housing - 3.39%
96,209	Cavco Industries, Inc. (b)	4,808,526

Shares	Security*	Value (Note 1)

	Non-U.S. Real Estate Operating
	Companies - 10.27%
1,025,000	Hang Lung Group, Ltd. (Hong Kong)	$5,896,849
1,210,385	Henderson Land Development Co., Ltd.
	(Hong Kong)	8,665,401

		14,562,250

	Oil & Gas Production &
	Services - 5.34%
117,943	Devon Energy Corp.	6,137,754
73,000	EnCana Corp. (Canada)	1,442,480

		7,580,234

	Securities Brokerage - 4.80%
1,220,050	Daiwa Securities Group, Inc. (Japan)	6,806,708

	Semiconductor & Related - 2.70%
249,000	Applied Materials, Inc.	2,848,560
79,307	NVIDIA Corp.	974,683

		3,823,243

	Software - 1.54%
7,300	Nintendo Co. Ltd. (Japan)	779,474
74,500	Symantec Corp. (b)	1,401,345

		2,180,819

	Steel & Specialty Steel - 6.53%
112,641	POSCO, ADR (South Korea)	9,253,458

	Telecommunications
	Equipment - 2.11%
190,331	Sycamore Networks, Inc. (b)	426,341
1,124,050	Tellabs, Inc.	2,562,834

		2,989,175

	U.S. Real Estate Operating
	Companies - 3.85%
196,611	Forest City Enterprises, Inc.,
	Class A (b)	3,175,268
81,133	Tejon Ranch Co. (b)	2,278,215

		5,453,483

	Utilities - 4.58%
352,500	Covanta Holding Corp.	6,493,050

	Total Common Stocks
	(Cost $125,961,791)	121,909,591

	Total Investment Portfolio - 86.17%
	(Cost $127,192,898)	122,194,715
	Other Assets less Liabilities - 13.83%	19,617,191

	NET ASSETS - 100.00%	$141,811,906

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments (continued)
at December 31, 2012

Notes:
(a)	Fair-valued security.
(b)	Non-income producing security.
(c)	Security subject to restrictions on resale.

Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	Market Value Per Unit

33,915	Home Products International, Inc. – common stock	5/30/07	$3,749,309	$0.05
$1,231,107	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17	3/16/07-10/2/12	1,231,107	23.16

At December 31, 2012, these restricted securities had a total market value of $286,820 or 0.20% of net assets of the Portfolio.

*	U.S. unless otherwise noted.
#	Amount represents less than 0.01% of total net assets.
1	Incorporated in Bermuda.
ADR: American Depositary Receipt.
PIK: Payment-in-kind.

Country Concentration

% of Net Assets

United States	35.30%
Hong Kong	24.14
Japan	10.05
South Korea	6.53
Sweden	5.10
Canada	4.44
Belgium	0.61

Total	86.17%

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statement of Assets and Liabilities
December 31, 2012

Assets:
Investments at value (cost of $127,192,898) (Note 1)	$122,194,715
Cash	19,723,317
Receivable for securities sold	556,102
Dividends and interest receivable	40,098
Receivable for Portfolio shares sold	1,288
Other assets	5,099

Total assets	142,520,619

Liabilities:
Payable for securities purchased	223,214
Payable for Portfolio shares redeemed	203,294
Payable to investment adviser (Note 3)	109,303
Payable for auditing and tax fees	65,499
Accrued expenses	54,778
Payable for shareholder servicing fees (Note 3)	51,388
Payable to trustees and officers	1,237

Total liabilities	708,713

Net assets	$141,811,906

Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 9,837,878 shares outstanding	$166,375,002
Accumulated undistributed net investment income	957,998
Accumulated net realized losses on investments and foreign currency transactions	(20,523,302)
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(4,997,792)

Net assets applicable to capital shares outstanding	$141,811,906

Net asset value, offering and redemption price per share	$14.41

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statement of Operations
For the Year Ended December 31, 2012

Investment Income:
Dividends (net of foreign withholding tax of $135,374)	$3,620,875
Interest	84,359
Other income	5,043

Total investment income	3,710,277

Expenses:
Investment advisory fees (Note 3)	1,248,106
Shareholder servicing fees (Note 3)	170,997
Reports to shareholders	68,295
Auditing and tax fees	65,777
Transfer agent fees	54,232
Custodian fees	46,400
Accounting fees	41,025
Administration fees (Note 3)	32,000
Trustees’ and officers’ fees and expenses	17,623
Legal fees	8,954
Insurance expenses	5,140
Miscellaneous expenses	2,645

Total expenses	1,761,194
Recovery of expenses previously waived (Note 3)	24,126
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(6,974)

Net expenses	1,778,346

Net investment income	1,931,931

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments	2,727,220
Net realized gain on foreign currency transactions	2,842
Net change in unrealized appreciation/(depreciation) on investments	28,676,600
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(936)

Net gain on investments and foreign currency transactions	31,405,726

Net increase in net assets resulting from operations	$33,337,657

The accompanying notes are an integral part of the financial statements.

8

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statements of Changes in Net Assets

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

Operations:
Net investment income	$1,931,931	$1,743,365
Net realized gain on investments	2,727,220	2,172,831
Net realized gain on foreign currency transactions	2,842	9,282
Net change in unrealized appreciation/(depreciation) on investments	28,676,600	(41,715,227)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(936)	(5,014)

Net increase/(decrease) in net assets resulting from operations	33,337,657	(37,794,763)

Dividends and Distributions to Shareholders from:
Net investment income	(1,210,389)	(2,970,947)

Decrease in net assets from dividends and distributions	(1,210,389)	(2,970,947)

Capital Share Transactions:
Proceeds from sale of shares	6,343,888	6,505,543
Net asset value of shares issued in reinvestment of dividends and distributions	1,210,389	2,970,947
Cost of shares redeemed	(30,028,148)	(45,520,505)

Net decrease in net assets resulting from capital share transactions	(22,473,871)	(36,044,015)

Net increase/(decrease) in net assets	9,653,397	(76,809,725)
Net assets at beginning of year	132,158,509	208,968,234

Net assets at end of year
(including accumulated undistributed net investment income and accumulated
distributions in excess of net investment income of $957,998 and $(386,134), respectively)	$141,811,906	$132,158,509

The accompanying notes are an integral part of the financial statements.

9

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Years Ended December 31,

	2012		2011	2010	2009	2008

Net asset value, beginning of year	$11.42		$14.79	$13.53	$12.01	$25.92

Income/(loss) from investment operations:
Net investment Income[1]	0.18	*	0.14	0.09	0.26	0.26
Net gain/(loss) on investment transactions (both realized and unrealized)	2.93		(3.26)	1.71	4.69	(10.37)

Total from investment operations	3.11		(3.12)	1.80	4.95	(10.11)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.12)		(0.25)	(0.54)	—	(0.18)
Distributions from realized gains	—		—	—	(3.43)	(3.62)

Total dividends and distributions	(0.12)		(0.25)	(0.54)	(3.43)	(3.80)

Net asset value, end of year	$14.41		$11.42	$14.79	$13.53	$12.01

Total return[2]	27.33%		(21.31%)	14.07%	45.35%	(43.66%)
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$141,812		$132,159	$208,968	$237,637	$196,912
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery		1.27%	1.26%	1.32%	1.33%	1.24%
After fee waivers/expense offset arrangement/recovery[3]	1.28	%†	1.30%†	1.30%#	1.30%#	1.24%
Ratio of net investment income to average net assets	1.39	%*	1.00%	0.69%	2.01%	1.30%
Portfolio turnover rate		26%	7%	1%	8%	77%

1	Calculated based on the average number of shares outstanding during the year.

2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses. Total return does not reflect charges pursuant to the terms of insurance contracts funded by separated accounts that invest in the Portfolio’s shares.

3	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, and brokerage commissions) to average net assets will not exceed 1.30%.

*

Investment income per share reflects a special dividend which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.58%.

†	The investment adviser recovered a portion of its previously waived fees.

#	The investment adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

10

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements
December 31, 2012

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio” or the “Fund”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio. The Portfolio seeks to achieve its investment objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value (meaning the value of the company’s net assets or the Adviser’s estimate of what the issuer would be worth as a takeover or merger candidate). The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high-yield “junk” bonds and distressed securities that may be in default and may have any or no credit rating from a credit rating agency) where, in the Adviser’s determination, these securities can be purchased at less than the value of the assets securing the debt or the amount that would be realized in a restructuring.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At December 31, 2012, the Trust was offered as an investment option by eight insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a material negative impact on the Trust.

Accounting policies:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio has retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when the Portfolio calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Portfolio computes its NAV. Debt instruments with maturities greater than 60 days are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any

11

Third Avenue Variable Series Trust Third Avenue Value Portfolio Notes to Financial Statements (continued) December 31, 2012 responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At December 31, 2012, such securities had a total fair value of $286,820 or 0.20% of net assets. Among the factors that may be considered by the Trust’s Valuation Committee in determining fair value are: the type of security, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stock and debt securities, comparable multiples of similar issuers, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

Fair value measurements:
In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

12

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2012

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds — Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Portfolio’s investments as of December 31, 2012:

Level 1: Quoted Prices†
Investments in Securities:
Common Stocks:
Depository Institutions	$8,414,155
Diversified Holding Companies	868,968
Software	1,401,345
Other	55,503,816

Total for Level 1 Securities	66,188,284

Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
Automotive	6,669,339
Depository Institutions	1,205,175
Diversified Holding Companies	25,696,665
Non-U.S. Real Estate Operating Companies	14,562,250
Securities Brokerage	6,806,708
Software	779,474

Total for Level 2 Securities	55,719,611

13

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2012

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks - Consumer Products	$1,696
Corporate Bonds - Consumer Products	285,124

Total for Level 3 Securities	286,820

Total Value of Investments	$122,194,715

†

The value of securities that transferred from Level 1 on December 31, 2011 to Level 2 on December 31, 2012 was $58,293,833. The transfer was the result of securities trading outside the U.S. whose values were adjusted by the application of fair value factors at December 31, 2012 as described under the security valuation note on page 11.

Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are recorded utilizing values as of the beginning of the period.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/11 (fair value)	Net change in unrealized appreciation/ (depreciation)	Payment- in-kind interest	Balance as of 12/31/12 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to securities still held at period end

Common Stocks –
Consumer Products	$1,696	$—	$—	$1,696	$—
Corporate Bonds –
Consumer Products	169,888	44,565	70,671	285,124	44,565

Total	$171,584	$44,565	$70,671	$286,820	$44,565

The Adviser’s Valuation Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Trust’s Board.

The significant unobservable inputs used in the fair value measurement of the Trust’s private investments are (i) an estimation of a normalized earnings level for the company; (ii) the discounts applied to the selection of comparable investments due to the private nature of the investment; and (iii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Recently issued accounting pronouncements:
In December 2011, the Financial Accounting Standards Board “FASB” issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a

14

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2012

company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Portfolio’s financial statement disclosures.

Security transactions and investment income:
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Interest income, including, where applicable, amortization of premium and accretion of discount on investments, is recorded daily on the accrual basis, except when collection is not expected. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:
The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at market values using the foreign exchange rates at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investment transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

15

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2012

Dividends and distributions to shareholders:
The amount of dividends and distributions paid to shareholders from net investment income and realized capital gains on sales of securities, respectively are determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Income tax information:
The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including gains, from investments in foreign securities received by the Portfolio may be subject to income withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Portfolio’s U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Portfolio’s financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Portfolio’s U.S. federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to possible examination by the Internal Revenue Service as well as by state and local taxing authorities.

Management evaluates the Portfolio’s uncertain tax positions to determine, based upon the technical merits of each position, whether such position is more likely than not to be sustained upon examination by the applicable taxing authority, including any related appeals or litigation processes. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced to the largest benefit that is more likely than not to be realized upon ultimate settlement with the relevant taxing authority. Management has concluded that the Portfolio is not subject to any material tax liabilities as a result of this analysis. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

Expense allocation:
Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio’s average net assets relative to the total average net assets of the Portfolio and Third Avenue Trust.

Trustees’ and officers’ fees:
The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Portfolio paid $4,559 for the year ended December 31, 2012. The Trust does pay, together with Third Avenue Trust, each independent Trustee who is not affiliated with the Adviser a fee of $5,000 for each meeting of the Board that each Trustee attends, in addition to reimbursing all independent Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, independent Trustees will each receive $2,500. The Trust, together with Third Avenue Trust, also pay each independent Trustee an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). The independent Trustees on the Audit
16

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2012

Committee each receive $2,000 for each audit committee meeting they attend and the audit committee chairman receives an annual retainer of $6,000.

2. SECURITIES TRANSACTIONS

Purchases and sales:
The aggregate cost of purchases and aggregate proceeds from sales, excluding short-term investments, for the year ended December 31, 2012 were as follows:

Purchases	Sales

$32,376,916	$60,683,080

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advisory functions. The terms of the Investment Advisory Agreement provide that the Portfolio pay the Adviser an investment advisory fee at an annual rate of 0.90% of the Portfolio’s total average daily net assets. This fee is calculated daily and paid monthly. Additionally, the Adviser pays certain expenses on behalf of the Portfolio, which are partially reimbursed by the Portfolio, including shareholder servicing fees due to third parties, the compensation expense for the Portfolio’s Chief Compliance Officer and other miscellaneous expenses. At December 31, 2012, the Portfolio had amounts payable to the Adviser of $2,816 for reimbursement of expenses paid by the Adviser.

Under current arrangements, whenever, in any fiscal year, the Portfolio’s normal operating expenses, including the investment advisory fee, but excluding taxes, interest and brokerage commissions, exceed the expense limitation based on the Portfolio’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse the Portfolio in an amount equal to that excess. The expense limitation for the Portfolio is disclosed in its Financial Highlights. The waived fees and reimbursed expenses may be paid to the Adviser during the following three-year period after the end of the fiscal year in which an expense is waived or reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Portfolio to exceed the preceding limitation. The expense limitation agreement can only be amended by agreement of the Adviser and the independent Trustees to lower annual portfolio expenses and will terminate automatically in the event of termination of the Investment Advisory Agreement by one of the parties, effective upon the effectiveness of such termination. As of December 31, 2012, there are no contingent liabilities to the Adviser in effect for the Portfolio.

The Adviser recovered fees previously waived in the amount of $24,126 for the Portfolio for the year ended December 31, 2012.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,225.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to the insurance companies who administer omnibus accounts for the

17

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2012

policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the estimated amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is reflected as “Shareholder servicing fees” in the Statement of Operations. For year ended December 31, 2012, such fees amounted to $170,997.

The Portfolio has an expense offset arrangement in connection with its custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. For the year ended December 31, 2012, the reduction of expense due to this arrangement was $6,974 and is reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statement of Operations.

4. LINE OF CREDIT

The Portfolio and each fund of Third Avenue Trust participated in a single committed, unsecured $100,000,000 line of credit with The Bank of Nova Scotia, to be used only for temporary or emergency purposes. This commitment was terminated on July 27, 2012. The interest on the loan was calculated at a variable rate based on the London InterBank Offered, Federal Funds or Prime rates. A commitment fee of 0.10% per annum of the available line of credit was charged, of which each participating fund of Third Avenue Trust and the Portfolio paid its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee was due and payable. The fee was paid quarterly in arrears and is included in “Custodian fees” in the Statement of Operations. During the year ending December 31, 2012, there were no loans outstanding under the line of credit.

5. RELATED PARTY TRANSACTIONS

Brokerage commissions:
M.J. Whitman LLC, a registered broker-dealer, operates under common control with the Adviser. For the year ended December 31, 2012, the Portfolio paid no brokerage commissions to M.J. Whitman LLC.

Certain employees of the Adviser serve as members of the boards of directors of companies in which the Portfolio has investments. As a result of such service, for the year ended December 31, 2012, the Portfolio received $3,709 board member fees from these companies that board members employed by the Adviser agreed to have paid directly to the benefit of the Portfolio. These fees are included in “Other income” on the accompanying Statement of Operations.

18

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2012

6. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

Shares outstanding at beginning of year	11,568,225	14,131,764

Shares sold	483,113	480,429
Shares issued upon reinvestment of dividends and distributions	92,892	230,485
Shares redeemed	(2,306,352)	(3,274,453)

Net decrease in Portfolio shares	(1,730,347)	(2,563,539)

Shares outstanding at end of year	9,837,878	11,568,225

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

8. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:
Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:
The Portfolio may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

Credit and interest rate risk:
The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

19

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2012

Market risk:
Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money.

Cash concentration:
The Portfolio’s cash balance is held at a major regional U.S. bank. The Portfolio’s cash balance, which typically exceeds Federal Deposit Insurance Corporation insurance coverage, subjects the Portfolio to a concentration of credit risk. The Portfolio regularly monitors the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Fund concentration:
The Fund holds a relatively concentrated portfolio that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could decrease because of the poor performance of one or a few investments. Additionally, the Fund may encounter some difficulty in liquidating securities of concentrated positions.

9. FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Portfolio from net investment income and net realized capital gains, if any, are determined in accordance with U.S. federal income tax laws and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. In order to present accumulated net investment income (loss), accumulated net realized gain (loss) on investments and foreign currency transactions and capital stock on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made. “Book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification. Permanent differences are primarily due to reclassification of certain transactions involving foreign securities and currencies, investments in passive foreign investment companies and the difference in the treatment of amortization of market discount on certain debt instruments. For the year ended December 31, 2012, the adjustments were to increase accumulated net investment income by $622,590, to increase accumulated net realized loss on investments and foreign currency transactions by $623,920 and to increase capital stock by $1,330. Net investment income, net realized capital gain (loss) and net assets were not affected by this change.

For the years ended December 31, 2012 and December 31, 2011, the tax character of dividends paid as reflected in the Statements of Changes in Net Assets were $1,210,389 and $2,970,947 of ordinary income, respectively.

At December 31, 2012, the accumulated undistributed earnings on a tax basis was $4,755,278 from ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (“post-enactment year”) to be carried forward for an unlimited period to the extent not utilized. However, any capital loss carryforward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carryforward from a “pre-enactment year” can be used. This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized. Additionally, post-enactment capital loss carryforwards will retain their tax character as either short-term or long-term capital losses.

20

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
December 31, 2012

As of December 31, 2012, the Portfolio has capital loss carryforward which should be available to offset certain capital gains generated in the future years as follows:

Expiration Date	Capital losses incurred in pre-enactment year		Capital losses incurred in post-enactment year

	Short-Term	Long-Term	Short-Term	Long-Term

12/31/2017	$14,719,385	$—	$—	$—
No Expiration Date	—	—	—	5,803,916

Total	$14,719,385	$—	$—	$5,803,916

No distributions from capital gains are expected be paid to shareholders until either net capital gains in excess of such carryforwards are recognized or such carryforwards expire. It is uncertain whether the Portfolio will be able to realize the full benefit of pre-enactment year capital loss carryforwards prior to the expiration date.

The U.S. federal income tax basis of the Portfolio’s investments and the total net unrealized appreciation (depreciation) as of December 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	(Depreciation)	Total Unrealized Appreciation/ (Depreciation)	Other Cost Basis Adjustments	Total Net Unrealized Appreciation/ (Depreciation)

$130,990,182	$14,298,635	$(23,094,102)	$(8,795,467)	$391	$(8,795,076)

The difference between book and tax basis is primarily attributable to mark-to-market treatment of passive foreign investment companies and other timing differences. Other cost basis adjustments are primarily attributable to net unrealized appreciation on translation of other assets and liabilities denominated in foreign currency.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Third Avenue Variable Series Trust – Third Avenue Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Third Avenue Variable Series Trust – Third Avenue Value Portfolio (the “Portfolio”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and issuer, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 14, 2013

22

Management of the Trust
(Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes five portfolios in the Third Avenue Trust and one portfolio in the Third Avenue Variable Series Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request, without charge, by calling (800) 443-1021.

Interested Trustees

Name, Date of Birth & Address	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships held by Trustee

Martin J. Whitman** DOB: September 1924 622 Third Avenue New York, NY 10017	Trustee since 7/99	Chairman and Trustee

Chairman (3/90 to Present) of Third Avenue Trust; Chairman (7/99 to Present) of Third Avenue Variable Series Trust; Co-Chief Investment Officer (2003 to 2010) of Third Avenue Management LLC; CEO, President and Director (10/74 to Present) of Martin J. Whitman & Co., Inc. (formerly M.J. Whitman & Co., Inc.) (private investment company); Distinguished Management Fellow (1972 to 2007) of the Yale School of Management at Yale University; Chartered Financial Analyst.

Director (1991 to 2011) of Nabors Industries, Inc. (international oil drilling services).

David M. Barse** DOB: June 1962 622 Third Avenue New York, NY 10017	Trustee since 9/01	President, CEO and Trustee

President (5/98 to Present), Trustee (9/01 to Present), CEO (9/03 to Present) of Third Avenue Trust; President (7/99 to Present), Trustee (9/01 to Present) and CEO (9/03 to Present) of Third Avenue Variable Series Trust; CEO (4/03 to Present), President (2/98 to 9/12), Third Avenue Management LLC; CEO (7/99 to Present), President (6/95 to Present), Director (1/95 to Present) of M.J. Whitman, Inc. and its successor, M.J. Whitman LLC (registered broker-dealer); President of other funds advised by Third Avenue Management LLC (6/99 to Present).

Director (7/96 to Present) of Covanta Holding Corp. (utilities/waste management); Trustee (3/01 to Present) of Manifold Capital Holdings, Inc. (credit enhancement) and Trustee of Brooklyn Law School.

23

Independent Trustees

Correspondence intended for any Independent Trustee may be sent to: Third Avenue Management LLC, 622 Third Avenue, 32nd Floor, New York, NY 10017.

Name & Date of Birth	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships held by Trustee

Jack W. Aber DOB: September 1937	Trustee since 8/02	Trustee	Professor of Finance (1972 to 2012) of Boston University School of Management; Emeritus (2012 to Present).

Trustee, The Managers Funds (1999 to Present) (41 portfolios); Trustee of Appleton Growth Fund (2001 to Present); Trustee of Aston Funds (2010 to Present) (26 portfolios) and Trustee of Third Avenue Trust (8/02 to Present).

William E. Chapman, II DOB: September 1941	Trustee since 8/02	Trustee

President and Owner (1998 to Present) of Longboat Retirement Planning Solutions (consulting firm); part-time employee delivering retirement and investment education seminars (1/00 to 11/09) for Hewitt Associates, LLC (consulting firm).

Trustee, The Managers Funds (1999 to Present) (41 portfolios); Director of Harding, Loevner Funds, Inc. (2008 to Present) (6 portfolios); Trustee of Aston Funds (2010 to Present) (26 portfolios); Trustee (5/02 to Present) of Bowdoin College; Director, The Mutual Fund Directors Forum (2010 to Present); Director, Sarasota Memorial Healthcare Foundation (2011 to Present) and Trustee of Third Avenue Trust (8/02 to Present).

Lucinda Franks DOB: July 1946	Trustee since 7/99	Trustee	Journalist and Author (1969 to Present).	Trustee of Third Avenue Trust (2/98 to Present).

Edward J. Kaier DOB: September 1945	Trustee since 8/02	Trustee	Partner (7/07 to Present) at Teeters Harvey Gilboy & Kaier LLP (law firm).	Trustee, The Managers Funds (1999 to Present) (41 portfolios); Trustee of Aston Funds (2010 to Present) (26 portfolios) and Trustee of Third Avenue Trust (8/02 to Present).

24

Independent Trustees

Name & Date of Birth	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships held by Trustee

Marvin Moser, M.D. DOB: January 1924	Trustee since 7/99	Trustee	Clinical Professor of Medicine (1984 to Present) at Yale University School of Medicine; President of Hypertension Education Foundation (1977 to Present).

Director of Comprehensive Clinical Development (research and pharmaceutical site management company) (2002 to Present) and Trustee or Director of Third Avenue Trust or its predecessor (11/94 to Present).

Eric Rakowski DOB: June 1958	Trustee since 8/02	Trustee	Professor (1990 to Present) at University of California at Berkeley School of Law.

Trustee, The Managers Funds (1999 to Present) (41 portfolios); Director of Harding, Loevner Funds, Inc. (2008 to Present) (6 portfolios); Trustee of Aston Funds (2010 to Present) (26 portfolios) and Trustee of Third Avenue Trust (8/02 to Present).

Martin Shubik DOB: March 1926	Trustee since 7/99	Trustee	Seymour H. Knox Professor (1975 to 2007) of Mathematical Institutional Economics, Yale University; Emeritus (2007 to Present).	Trustee or Director of Third Avenue Trust or its predecessor (11/90 to Present).

Charles C. Walden DOB: July 1944	Trustee since 7/99	Trustee	President and Owner (2006 to Present) of Sound Capital Associates, LLC (consulting firm); Chartered Financial Analyst.	Director, Special Opportunities Fund, Inc. (2009 to Present) and Trustee or Director of Third Avenue Trust or its predecessor (5/96 to Present).

*	Each trustee serves until his successor is duly elected and qualified.
**	Messrs. Whitman and Barse are “interested trustees” of the Trust, due to their employment with and indirect ownership interests in the Adviser and the Distributor, M.J. Whitman LLC.

25

Principal Trust Officers Who Are Not Trustees

Name, Date of Birth & Address	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships held by Officer

Vincent J. Dugan DOB: September 1965 622 Third Avenue New York, NY 10017	Treasurer and CFO

Treasurer and Chief Financial Officer (CFO) (9/04 to Present) of Third Avenue Trust; Treasurer and CFO (9/04 to Present) of Third Avenue Variable Series Trust; Chief Operating Officer (COO) and CFO (8/04 to Present) of Third Avenue Management LLC; COO and CFO (8/04 to Present) of Third Avenue Holdings Delaware LLC; COO and CFO (8/04 to Present) of M.J. Whitman LLC and subsidiaries; COO and CFO (8/04 to Present) of certain other funds advised by Third Avenue Management LLC (8/04 to Present).

N/A

Michael A. Buono DOB: May 1967 622 Third Avenue New York, NY 10017	Controller	Controller (5/06 to Present) of Third Avenue Trust, Third Avenue Variable Series Trust, Third Avenue Management LLC and M.J. Whitman LLC and subsidiaries.	N/A

W. James Hall III DOB: July 1964 622 Third Avenue New York, NY 10017	General Counsel and Secretary

General Counsel and Secretary (6/00 to Present) of Third Avenue Trust; General Counsel and Secretary (9/00 to Present) of Third Avenue Variable Series Trust; General Counsel and Secretary (9/00 to Present) of EQSF Advisers, Inc., and its successor, Third Avenue Management LLC; General Counsel and Secretary (5/00 to Present) of M.J. Whitman, Inc. and its successor, M.J. Whitman LLC; General Counsel and Secretary of certain other funds advised by Third Avenue Management LLC (7/02 to Present).

N/A

Joseph J. Reardon DOB: April 1960 622 Third Avenue New York, NY 10017	Chief Compliance Officer	Chief Compliance Officer (4/05 to Present) of Third Avenue Trust, Third Avenue Variable Series Trust and Third Avenue Management LLC.	N/A

26

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, service fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2012 and held for the six month period ended December 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please further note that you also bear fees and charges imposed by insurance companies at the separate account level, which are described in the separate prospectuses of the separate account. Such charges will have the effect of reducing account value. The example also assumes all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During the Period* July 1, 2012 to December 31, 2012	Annualized Expense Ratio

Actual	$1,000.00	$1,137.80	$6.77	1.26%
Hypothetical	$1,000.00	$1,018.80	$6.39	1.26%

*

Expenses (net of fee waivers, expense offset arrangement, and/or expense recovery) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 366.

27

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Federal Tax Status of Dividends and Distributions
(Unaudited)

The following information represents the tax status of dividends and distributions paid by the Third Avenue Value Portfolio during the fiscal year ended December 31, 2012. This information is presented to meet regulatory requirements and no current action on your part is required.

For the fiscal year ended December 31, 2012, the Portfolio paid ordinary income dividends of $1,210,389 from net investment income.

For the fiscal year ended December 31, 2012, the Portfolio designates the maximum amount allowable, but not less than 29.29% of the ordinary income dividends paid during the fiscal year as eligible for the corporate dividends received deduction in accordance with Section 854 of the Internal Revenue Code.

For the fiscal year ended December 31, 2012, the Portfolio intends to elect to pass through to shareholders the income taxes paid to foreign countries which may be eligible for the foreign tax credit in accordance with Section 853 of the Internal Revenue Code. For the fiscal year ended December 31, 2012, gross foreign source income of the Portfolio was $2,106,401 and $135,374 of income taxes were paid to foreign countries by the Portfolio.

28

Board of Trustees
Jack W. Aber
David M. Barse
William E. Chapman, II
Lucinda Franks
Edward J. Kaier
Marvin Moser
Eric Rakowski
Martin Shubik
Charles C. Walden
Martin J. Whitman
Officers
Martin J. Whitman
Chairman of the Board
David M. Barse
President, Chief Executive Officer
Vincent J. Dugan
Chief Financial Officer, Treasurer
Michael A. Buono
Controller
W. James Hall
General Counsel, Secretary
Joseph J. Reardon
Chief Compliance Officer
Tara Dempsey
Assistant Secretary
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
(610) 239-4600
(800) 443-1021 (toll-free)
Investment Adviser
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Custodian
JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone (212) 888-5222
Toll Free (800) 443-1021
Fax (212) 888-6757
www.thirdave.com

Item 2. Code of Ethics.

At December 31, 2012, the Trust had a code of ethics (the “Code of Ethics”) that applies to its principal executive officer and principal financial officer. This Code of Ethics is attached as Exhibit (a) (1) hereto.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees has determined that Messrs. Jack Aber, Martin Shubik and Charles Walden, members of the Audit Committee of the Board, are “audit committee financial experts” (“ACFE”) as defined by the Securities and Exchange Commission (“SEC”) and has designated Mr. Aber as the Committee’s ACFE. Each of Messrs. Aber, Shubik and Walden are “independent” as defined by the SEC for purposes of ACFE determinations. Under applicable securities laws, a person who is determined to be an ACFE will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an ACFE. The designation or identification of a person as an ACFE does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)          Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Trust’s principal accountant for the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $55,000, including out of pocket expenses of approximately $1,500, for the fiscal year ended December 31, 2012 and $52,000, including out of pocket expenses of approximately $1,350, for the fiscal year ended December 31, 2011.

(b)          Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services by the Trust’s principal accountant that are reasonably related to the performance of the audit of the Trust’s financial statements and are not reported above in Item 4(a). There were no audit-related services provided to the Trust’s investment adviser or any entity controlling, controlled by, or under common control with the Trust’s investment adviser that provides ongoing services to the Trust (“Service

Affiliate”) during each of the last two years that were required to be pre-approved by the Trust’s Audit Committee.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Trust’s principal accountant for tax compliance, tax advice and tax planning were $12,100 for the fiscal year ended December 31, 2012 and $12,100 for the fiscal year ended December 31, 2011. These services related to the preparation of tax returns and the review of tax-related issues. There were no tax services provided to Service Affiliates during each of the last two fiscal years that were required to be pre-approved by the Trust’s Audit Committee.

(d)      All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the Trust’s principal accountant, other than the services reported above in Items 4(a) through (c). There were no other services provided to Service Affiliates during each of the last two fiscal years that were required to be pre-approved by the Trust’s Audit Committee.

(e)      Audit Committee Pre-Approval Policies and Procedures.

          (i) The Audit Committee pre-approves the Trust’s accountant’s engagement for audit and non-audit services to the Trust and certain non-audit services to the Service Affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the accountant’s independence.

          (ii) There were no services provided to the Trust or Service Affiliates during the last two fiscal years for which the pre-approval requirement was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not Applicable.

(g)      The aggregate non-audit fees billed by the Trust’s accountant for services rendered to the Trust and Service Affiliates for each of the last two fiscal years were $12,100 for the fiscal year ended December 31, 2012 and $12,100 for the fiscal year ended December 31, 2011.

(h)      Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-CSR is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Code of Ethics

(a)	(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)	(3)	Not applicable

(b)		Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	February 14, 2013

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	February 14, 2013

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	February 14, 2013